FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary Of Maximum Exposure To Credit Risk	The Company’s maximum exposure to credit risk is as follows:

	December 31, 2023	December 31, 2022
Cash	$ 290,743	$ 134,447
Amounts receivable	1,940	1,801
Lease receivable	4,014	-
	$ 296,697	$ 136,248

Summary Of Detailed Information About Siginificant Undiscounted Commitments
The Company’s significant undiscounted commitments at December 31, 2023 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade and other payables	$ 26,986	$ -	$ -	$ -	$ 26,986
Convertible debentures (Note 10)	-	-	158,478	-	158,478
Lease liabilities (Note 11(c))	1,476	1,476	-	-	2,952
	$ 28,462	$ 1,476	$ 158,478	$ -	$ 188,416